Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficits	Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2016	$ 41,574,868	$ 36,710,066	$ 55,256,085		$ 5,136,828		$ (50,391,283)
Beginning balance, shares at Dec. 31, 2016		115,670,940		50,119,257
Issuance of new share capital	33,060,951	$ 4,803,950	28,257,001		(8,032)
Issuance of new share capital, share		14,458,000		28,265,033
Recognition of employee share options by the Company (Note 21)	769,595		769,595		769,595
Net loss	(39,891,978)						(39,891,978)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(39,891,978)						(39,891,978)
Ending balance at Dec. 31, 2017	35,513,436	$ 41,514,016	84,282,681		5,898,391		(90,283,261)
Ending balance at Dec. 31, 2017		130,128,940		78,384,290
Issuance of new share capital	42,180,000	$ 10,073,977	32,106,023
Issuance of new share capital, share		30,000,000		32,106,023
Transaction costs attributable to the issuance of ordinary shares	(5,388,866)		(5,388,866)	$ (5,388,866)
Issuance of ordinary shares under employee share option plan (Note 21)	48,000	$ 39,226	8,774		(33,141)
Issuance of ordinary shares under employee share option plan, share		120,000		41,915
Recognition of employee share options by the Company (Note 21)	451,060		451,060		451,060
Net loss	(42,185,597)						(42,185,597)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(42,185,597)						(42,185,597)
Ending balance at Dec. 31, 2018	30,618,033	$ 51,627,219	111,459,672		6,316,310		(132,468,858)
Ending balance at Dec. 31, 2018		160,248,940		105,143,362
Issuance of new share capital	14,733,015	$ 9,660,993	5,072,022
Issuance of new share capital, share		29,466,030		5,072,022
Transaction costs attributable to the issuance of ordinary shares	(1,444,791)		(1,444,791)	$ (1,444,791)
Issuance of ordinary shares under employee share option plan (Note 21)	24,000	$ 78,632	(54,632)		(84,230)
Issuance of ordinary shares under employee share option plan, share		240,000		29,598
Recognition of employee share options by the Company (Note 21)	42,511		42,511		42,511
Changes in percentage of ownership interests in subsidiaries (Note 22)			1,376,349			$ 1,376,349			$ (1,376,349)
Equity component of long-term debt borrowed by the Company (Note 16)	44,579		44,579			44,579
Net loss	(47,065,537)						(47,015,967)		(49,570)
Other comprehensive income for the year ended December 31, 2019, net of income tax	(55,084)							$ (55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)						(47,015,967)	(55,084)	(49,570)
Net increase in non-controlling interests	2,500,000								2,500,000
Ending balance at Dec. 31, 2019	$ (603,274)	$ 61,366,844	$ 116,495,710		$ 6,274,591	$ 1,420,928	$ (179,484,825)	$ (55,084)	$ 1,074,081
Ending balance at Dec. 31, 2019		189,954,970		108,800,191